Share-based Compensation - Registered Shareholders Restricted Shares (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 23, 2014	Aug. 28, 2014	Dec. 31, 2014	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses				$ 11,797
Registered Shareholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period		200,000,000
Series A convertible preferred shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period			934,711,640
Series A convertible preferred shares | Registered Shareholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued during the period	200,000,000
Vesting period	4 years
Series A convertible preferred shares | Registered Shareholders | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Series A convertible preferred shares | Registered Shareholders | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	75.00%
Vesting period	4 years